LEASES (Tables)	12 Months Ended
Jul. 31, 2017
Leases [Abstract]
Schedule of rental expense

Rental expense for leased real property for each of the three fiscal years in the period ended July 31, 2017 was exceeded by sublease rental income, as follows:

	2017	2016	2015
Minimum rental expense	$1,899,374	$1,726,528	$1,726,481
Contingent rental expense	833,641	825,695	777,637
	2,733,015	2,552,223	2,504,118
Sublease rental income	6,750,325	6,341,145	6,566,297
Excess of sublease income over expense	$4,017,310	$3,788,922	$4,062,179

Schedule of future minimum non-cancelable rental commitments

Future minimum non-cancelable rental commitments for operating leases with initial or remaining terms of one year or more are payable as follows:

Operating
Fiscal Year	Leases
2018	$1,729,074
2019	1,731,609
2020	1,731,609
2021	1,693,185
2022	1,577,914
After 2022	11,359,157
Total required*	$19,822,548